Leases - Summary of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Total depreciation expense from right-of-use assets	$ 6,245	$ 3,742
Interest expense on lease liabilities	3,279	1,362
Foreign currency difference on lease liability	(2,577)	(1,338)
Loss from extinguishment of lease agreement	1	8
Total amount recognized in profit and loss	$ 6,948	$ 3,774